Earnings per share	12 Months Ended
Mar. 31, 2024
Basic and Diluted Earnings Per Shares [Abstract]
Earnings per share
21.
Earnings per share

The calculation of basic and diluted earnings per share for the years ended March 31, 2024, 2023 and 2022 was based on the profit attributable to equity shareholders of the Company, being Rs.55,684, Rs.45,067 and Rs.23,568, respectively.

The weighted average number of equity shares outstanding, used for calculating the basic earnings per share, are as follows:

	For the Year Ended March 31,
	2024		2023		2022
Number of equity shares at the beginning of the year (excluding treasury shares)		166,156,732		165,957,378		165,726,030
Effect of treasury shares sold during the year		-		2,138		-
Effect of equity shares issued on exercise of stock options		236,971		75,374		156,667
Weighted average number of equity shares – Basic		166,393,703		166,034,890		165,882,697
Earnings per share of par value Rs.5 – Basic	Rs.	334.65	Rs.	271.43	Rs.	142.08

The weighted average number of equity shares outstanding, used for calculating the diluted earnings per share, are as follows:

	For the Year Ended March 31,
	2024		2023		2022
Weighted average number of equity shares – Basic		166,393,703		166,034,890		165,882,697
Dilutive effect of stock options outstanding (1)		313,833		353,280		455,937
Weighted average number of equity shares – Diluted		166,707,536		166,388,170		166,338,634
Earnings per share of par value Rs.5 – Diluted	Rs.	334.02	Rs.	270.85	Rs.	141.69

(1)
As of March 31, 2024, 2023 and 2022, 245,545, 286,533 and 13,284 options, respectively, were excluded from the diluted weighted average number of equity shares calculation because their effect would have been anti-dilutive. The average market value of the Company’s shares for the purpose of calculating the dilutive effect of stock options was based on quoted market prices for the year during which the options were outstanding.